Note 6 - Loans, Net of Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of loans, net [text block]
(thousands of Canadian dollars)
	2024	2023

Point-of-sale loans and leases receivable purchase program	$3,307,328	$2,879,320
Commercial real estate mortgages	779,691	889,069
Commercial real estate loans	8,302	8,793
Public sector, leases and other financing	122,321	55,054
	4,217,642	3,832,236

Allowance for credit losses	(3,303)	(2,513)
Accrued interest	21,777	20,681

Total loans, net of allowance for credit losses	$4,236,116	$3,850,404

Disclosure of loans by lending asset category [text block]
	As at October 31, 2024				As at October 31, 2023
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Point-of-sale loans and leases receivable purchase program	$3,294,675	$12,653	$-	$3,307,328	$2,873,078	$6,242	$-	$2,879,320
ECL allowance	783	-	-	783	100	-	-	100
EL %	0.02%	0.00%	0.00%	0.02%	0.00%	0.00%	0.00%	0.00%
Commercial real estate mortgages	$607,858	$171,833	$-	$779,691	$717,755	$155,993	$15,321	$889,069
ECL allowance	1,102	296	-	1,398	1,699	523	-	2,222
EL %	0.18%	0.17%	0.00%	0.18%	0.24%	0.34%	0.00%	0.25%
Commercial real estate loans	$8,302	$-	$-	$8,302	$8,793	$-	$-	$8,793
ECL allowance	44	-	-	44	42	-	-	42
EL %	0.53%	0.00%	0.00%	0.53%	0.48%	0.00%	0.00%	0.48%
Public sector, leases and other financing	$120,965	$1,288	$68	$122,321	$49,293	$5,761	$-	$55,054
ECL allowance	1,067	10	1	1,078	104	45	-	149
EL %	0.88%	0.78%	1.47%	0.88%	0.21%	0.78%	0.00%	0.27%
Total loans	$4,031,800	$185,774	$68	$4,217,642	$3,648,919	$167,996	$15,321	$3,832,236
Total ECL allowance	2,996	306	1	3,303	1,945	568	-	2,513
Total EL %	0.07%	0.16%	1.47%	0.08%	0.05%	0.34%	0.00%	0.07%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
(thousands of Canadian dollars)
	Reported	100%	100%	100%
	ECL
		Upside	Baseline	Downside

Allowance for expected credit losses	$3,303	$2,629	$2,833	$3,538
Provision (recovery) from reported ECL		(674)	(470)	235
Variance from reported ECL (%)		(20%)	(14%)	7%

Disclosure of Reconciliation of changes in allowance account for credit losses of financial assets [text block]
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases receivable purchase program
Balance at beginning of period	$100	$-	$-	$100
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	683	-	-	683
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	683	-	-	683
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$783	$-	$-	$783

Commercial real estate mortgages
Balance at beginning of period	$1,699	$523	$-	$2,222
Transfer in (out) to Stage 1	457	(457)	-	-
Transfer in (out) to Stage 2	(524)	524	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(423)	(217)	-	(640)
Loan originations	122	12	-	134
Derecognitions and maturities	(229)	(89)	-	(318)
Provision for (recovery of) credit losses	(597)	(227)	-	(824)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,102	$296	$-	$1,398

Commercial real estate loans
Balance at beginning of period	$42	$-	$-	$42
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(9)	-	-	(9)
Loan originations	11	-	-	11
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	2	-	-	2
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$44	$-	$-	$44

Public sector, leases and other financing
Balance at beginning of period	$104	$45	$-	$149
Transfer in (out) to Stage 1	27	(27)	-	-
Transfer in (out) to Stage 2	(10)	10	-	-
Transfer in (out) to Stage 3	(1)	-	1	-
Net remeasurement of loss allowance	(124)	(18)	-	(142)
Loan originations	13	-	-	13
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(95)	(35)	1	(129)
Write-offs	(4)	-	-	(4)
Recoveries	-	-	-	-
Acquired Loans	1,032	-	-	1,032
FX Impact	30	-	-	30
Balance at end of period	$1,067	$10	$1	$1,078

Total balance at end of period	$2,996	$306	$1	$3,303
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$545	$-	$-	$545
Transfer in (out) to Stage 1	160	(160)	-	-
Transfer in (out) to Stage 2	(340)	340	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(265)	(180)	-	(445)
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(445)	-	-	(445)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$100	$-	$-	$100

Commercial real estate mortgages
Balance at beginning of period	$1,150	$137	$-	$1,287
Transfer in (out) to Stage 1	279	(279)	-	-
Transfer in (out) to Stage 2	(581)	581	-	-
Transfer in (out) to Stage 3	-	(13)	13	-
Net remeasurement of loss allowance	668	113	(13)	768
Loan originations	604	4	-	608
Derecognitions and maturities	(421)	(20)	-	(441)
Provision for (recovery of) credit losses	549	386	-	935
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,699	$523	$-	$2,222

Commercial real estate loans
Balance at beginning of period	$54	$-	$-	$54
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(6)	-	-	(6)
Loan originations	-	-	-	-
Derecognitions and maturities	(6)	-	-	(6)
Provision for (recovery of) credit losses	(12)	-	-	(12)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$42	$-	$-	$42

Public sector, leases and other financing
Balance at beginning of period	$17	$1	$-	$18
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	(8)	8	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	12	13	-	25
Loan originations	83	23	-	106
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	87	44	-	131
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$104	$45	$-	$149

Total balance at end of period	$1,945	$568	$-	$2,513

Disclosure for maturity analysis of loans, net of allowance [text block]
(thousands of Canadian dollars)
		Within	3 months to	1 year to	2 years to	Over	2024	2023
	Floating	3 months	1 year	2 years	5 years	5 years	Total	Total

Total loans	$716,609	$109,736	$347,502	$314,375	$2,244,279	$485,141	$4,217,642	$3,832,236
Average effective yield	8.60%	6.78%	6.49%	5.61%	6.19%	5.84%	6.56%	6.84%